1933 Act File No. 2-10415
                                   1940 Act File No. 811-1

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   87    ..........        X

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.   28    .........................        X

                          STOCK AND BOND FUND, INC.

              (Exact Name of Registrant as Specified in Charter)

        Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                   (Address of Principal Executive Offices)

                                (412) 288-1900
                       (Registrant's Telephone Number)

                         John W. McGonigle, Esquire,
                          Federated Investors Tower,
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 x  on December 31, 1995 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 x   filed the Notice required by that Rule on December 15, 1995; or
    intends to file the Notice required by that Rule on or about             ;
                                                                 ------------
   or
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                  Copies to:

Matthew J. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037





CROSS-REFERENCE SHEET

     This Amendment to the Registration Statement of STOCK AND BOND FUND, INC. is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............Cover Page.
Item 2.   Synopsis.................Not applicable.
Item 3.   Condensed Financial
           Information.............Summary of Fund Expenses; Financial
                                   Highlights; Financial Highlights - Class C
                                   Shares; Performance Information.
Item 4.   General Description of
           Registrant..............General Information; Investment
                                   Information; Investment Objectives;
                                   Investment Policies; Investment
                                   Limitations.

Item 5.   Management of the Fund...Fund Information; Management of the Fund;
                                   Distribution of Fund Shares; Administration
                                   of the Fund; Brokerage Transactions.
Item 6.   Capital Stock and Other
           Securities..............Dividends; Capital Gains; Shareholder
                                   Information; Voting Rights; Tax
                                   Information; Federal Income Tax; State and
                                   Local Taxes.
Item 7.   Purchase of Securities Being
           Offered.................Investing in the Fund; Share Purchases;
                                   Minimum Investment Required; What Shares
                                   Cost; Subaccounting Services; Certificates and Confirmations; Net Asset Value; Retirement Plans.

Item 8.   Redemption or Repurchase.Redeeming Shares; Telephone Redemption;
                                   Written Requests; Accounts with Low
                                   Balances.

Item 9.   Pending Legal Proceedings     None.



PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.  Cover Page............... Cover Page.

Item 11.  Table of Contents........ Table of Contents.

Item 12.  General Information and
           History.................General Information About the Fund; About
                                   Federated Investors.

Item 13.  Investment Objectives and
           Policies................Investment Objectives and Policies;
                                   Investment Limitations.
Item 14.  Management of the Fund...Stock and Bond Fund, Inc. Management.

Item 15.  Control Persons and Principal
           Holders of Securities...Fund Ownership.

Item 16.  Investment Advisory and Other
           Services................Investment Advisory Services; Other
                                   Services; Shareholder Services Agreement.

Item 17.  Brokerage Allocation.....Brokerage Transactions.

Item 18.  Capital Stock and Other
           Securities..............Not Applicable.

Item 19.  Purchase, Redemption and
           Pricing of Securities
           Being Offered...........Purchasing Shares; Determining Net Asset
                                   Value; Redeeming Shares.

Item 20   Tax Status...............Tax Status.

Item 21.  Underwriters.............Not Applicable.

Item 22.  Calculation of Performance
           Data....................Total Return; Yield; Performance
                                   Comparisons.

Item 23.  Financial Statements.....Filed in Part A.


 ---------------------------------------------------------------------------
STOCK AND BOND FUND, INC.
PROSPECTUS

The shares offered by this prospectus represent interests in an open-end, diversified management investment company (a mutual fund) known as Stock and Bond Fund, Inc. (the "Fund").

The investment objectives of the Fund are to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income. The Fund pursues these objectives by investing in a professionally managed, diversified portfolio of common and preferred stocks and other equity securities, bonds, notes, and short-term obligations.

This prospectus contains the information you should read and know before you invest in Stock and Bond Fund, Inc. Keep this prospectus for future reference.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated December 31, 1995


TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                         1
--------------------------------------------------
FINANCIAL HIGHLIGHTS                             2
--------------------------------------------------
GENERAL INFORMATION                              3
--------------------------------------------------
INVESTMENT INFORMATION                           3
--------------------------------------------------
  Investment Objective                           3
  Investment Policies                            3
  Investment Limitations                         6
FUND INFORMATION                                 7
--------------------------------------------------
  Management Of The Fund                         7
  Distribution Of Fund Shares                    8
  Administration Of The Fund                     9
BROKERAGE TRANSACTIONS                          10
--------------------------------------------------
NET ASSET VALUE                                 10
--------------------------------------------------
INVESTING IN THE FUND                           10
--------------------------------------------------
  Share Purchases                               10
  Minimum Investment Required                   11
  What Shares Cost                              11
  Subaccounting Services                        11
  Certificates And Confirmations                11
  Dividends                                     11
  Capital Gains                                 12
  Retirement Plans                              12
REDEEMING SHARES                                12
--------------------------------------------------
  Telephone Redemption                          12
  Written Requests                              12
  Accounts With Low Balances                    13

SHAREHOLDER INFORMATION                         13
--------------------------------------------------
  Voting Rights                                 13

TAX INFORMATION                                 14
--------------------------------------------------
  Federal Income Tax                            14
  State and Local Taxes                         14

PERFORMANCE INFORMATION                         14
--------------------------------------------------
FINANCIAL HIGHLIGHTS--CLASS C SHARES            15
--------------------------------------------------
FINANCIAL STATEMENTS                            16
--------------------------------------------------
INDEPENDENT AUDITORS' REPORT                    31
--------------------------------------------------
ADDRESSES                                       32
--------------------------------------------------



                                       I


SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------

                                      SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)....................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).........       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as applicable).......................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)...............................       None
Exchange Fee.....................................................................................       None


                                       ANNUAL FUND OPERATING EXPENSES
                                  (As a percentage of average net assets)
Management Fee (after waiver) (1)................................................................      0.60%
12b-1 Fee........................................................................................       None
Total Other Expenses.............................................................................      0.47%
  Shareholder Services Fee (after waiver) (2).........................................      0.11%
        Total Fund Operating Expenses (3)........................................................      1.07%




(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.55% of average daily net assets plus 4.50% of gross income, excluding capital gains or losses.



(2) The maximum shareholder services fee is 0.25%.



(3) The total operating expenses would have been 1.38% absent the voluntary waivers of a portion of the management fee and a portion of the shareholder services fee.



    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                                             1 YEAR     3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------  ---------  ---------  ---------  ---------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of
each time period.................................................     $11        $34        $59       $131




    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                                       1


STOCK AND BOND FUND, INC.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Independent Auditors' Report on page 31.


                                                                 YEAR ENDED OCTOBER 31,
                                          --------------------------------------------------------------------
                                            1995         1994        1993        1992       1991      1990(a)
----------------------------------------  ---------   ----------   ---------   --------   --------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 16.25     $ 16.87      $ 15.91    $ 15.74    $ 13.60    $ 15.11
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
  Net investment income                       0.63        0.51         0.55       0.65       0.74       1.37
----------------------------------------
  Net realized and unrealized gain
  (loss) on investments                       2.21       (0.59)        1.58       0.39       2.17      (2.22)
----------------------------------------  ---------   ----------   ---------   --------   --------   ---------
  Total from investment operations            2.84       (0.08)        2.13       1.04       2.91      (0.85)
----------------------------------------  ---------   ----------   ---------   --------   --------   ---------
LESS DISTRIBUTIONS
----------------------------------------
  Distributions from net investment
  income                                     (0.62)      (0.54)       (0.56)     (0.68)     (0.77)     (0.66)
----------------------------------------
  Distributions from net realized gain
  on investment transactions                 (0.09)      --           (0.61)     (0.19)     --         --
----------------------------------------  ---------   ----------   ---------   --------   --------   ---------
  Total distributions                        (0.71)      (0.54)       (1.17)     (0.87)     (0.77)     (0.66)
----------------------------------------  ---------   ----------   ---------   --------   --------   ---------
  Net asset value, end of period           $ 18.38     $ 16.25      $ 16.87    $ 15.91    $ 15.74    $ 13.60
----------------------------------------  ---------   ----------   ---------   --------   --------   ---------
                                          ---------   ----------   ---------   --------   --------   ---------
TOTAL RETURN (b)                             17.99%      (0.48%)      14.10%      7.94%     21.78%     (5.90%)
----------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------
  Expenses                                    1.07%       1.06%        1.04%      1.04%      1.01%      1.01%*
----------------------------------------
  Net investment income                       3.71%       3.23%        3.49%      4.15%      4.91%      5.77%*
----------------------------------------
  Expense waiver/reimbursement (c)            0.31%       0.07%        0.20%      0.21%      0.45%      0.54%*
----------------------------------------
SUPPLEMENTAL DATA
----------------------------------------
  Net assets, end of period (000
  omitted)                                 $134,669     $125,382    $124,583    $95,387    $88,534     $79,003
----------------------------------------
  Portfolio turnover                            68%         45%          51%        43%        72%        49%
----------------------------------------

                                                        YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1989       1988       1987       1986       1985
----------------------------------------  --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD      $ 14.94    $ 14.89    $ 15.34    $ 15.24    $ 13.60
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
  Net investment income                      0.91       0.85       0.81       0.85       0.90
----------------------------------------
  Net realized and unrealized gain
  (loss) on investments                      0.91       0.52      (0.24)      1.17       2.18
----------------------------------------  --------   --------   --------   --------   --------
  Total from investment operations           1.82       1.37       0.57       2.02       3.08
----------------------------------------  --------   --------   --------   --------   --------
LESS DISTRIBUTIONS
----------------------------------------
  Distributions from net investment
  income                                    (0.94)     (0.86)     (0.79)     (0.86)     (0.90)
----------------------------------------
  Distributions from net realized gain
  on investment transactions                (0.71)     (0.46)     (0.23)     (1.06)     (0.54)
----------------------------------------  --------   --------   --------   --------   --------
  Total distributions                       (1.65)     (1.32)     (1.02)     (1.92)     (1.44)
----------------------------------------  --------   --------   --------   --------   --------
  Net asset value, end of period          $ 15.11    $ 14.94    $ 14.89    $ 15.34    $ 15.24
----------------------------------------  --------   --------   --------   --------   --------
                                          --------   --------   --------   --------   --------
TOTAL RETURN (b)                            12.46%      9.28%      3.58%     13.77%     24.09%
----------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------
  Expenses                                   1.01%      1.00%      1.00%      1.00%      1.30%
----------------------------------------
  Net investment income                      5.82%      5.53%      5.07%      5.43%      6.42%
----------------------------------------
  Expense waiver/reimbursement (c)           0.51%      0.39%      0.22%      0.30%      0.27%
----------------------------------------
SUPPLEMENTAL DATA
----------------------------------------
  Net assets, end of period (000
  omitted)                                 $88,367    $90,504    $92,105    $75,441    $37,792
----------------------------------------
  Portfolio turnover                           26%       131%       110%        40%        42%
----------------------------------------



*   Computed on an annualized basis.


(a) Reflects operations for the ten month period ended October 31, 1990.


(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                       2

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Fund was incorporated under the laws of the State of Maryland on October 31, 1934. On April 16, 1993, the Fund's Articles of Incorporation were amended by Shareholders to permit the Fund to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. During the fiscal year ended October 31, 1994, the Fund offered Class A and Class C Shares. On August 31, 1994, the Fund was reorganized to terminate the separate classes of shares.

The Fund is designed for institutions, pension plans, and individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of common and preferred stocks and other equity securities, bonds, notes, and short-term obligations. A minimum initial investment of $25,000 over a 90-day period is required.


Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.



INVESTMENT INFORMATION

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

The investment objectives of the Fund are to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income. The Fund pursues these investment objectives by investing in a professionally managed, diversified portfolio of common and preferred stocks and other equity securities, bonds, notes, and short-term obligations. While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the investment policies described in this prospectus. The investment objectives and the policies and limitations described below cannot be changed without approval of shareholders, unless otherwise noted.

INVESTMENT POLICIES

As a matter of investment policy, which may be changed without shareholder approval, under normal circumstances, the Fund will invest at least 65% of its total assets in stocks and bonds.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in a diversified portfolio of common stocks, bonds, convertible securities, and preferred stocks which provide characteristics of stability and relative safety, and marketable securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund anticipates that it will experience characteristics of stability and relative safety by investing primarily in securities of larger, well-established companies which have a history of lower volatility in earnings and price fluctuations.


    COMMON STOCKS. The common stocks in which the Fund invests are selected by the Fund's investment adviser on the basis of traditional research techniques, including assessment of earnings and dividend growth, prospects and the risk and volatility of the company's industry.


                                       3

    However,  other  factors,  such  as  product  position,  market  share,   or
    profitability, will also be considered by the Fund's investment adviser.

    CONVERTIBLE SECURITIES. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. In selecting convertible securities for the Fund, the Fund's investment adviser evaluates the investment potential of the underlying security for capital appreciation. The convertible securities in which the Fund invests will be rated "investment grade" or of comparable quality at the time of purchase. See "Investment-Grade Bonds."


INVESTMENT-GRADE BONDS. The bonds in which the Fund invests will be rated investment grade (i.e., rated Baa or better by Moody's Investors Service, Inc., ("Moody's"), BBB or better by Standard & Poor's Ratings Group ("S&P") and Fitch Investors Service, Inc. ("Fitch"), or, if unrated, deemed to be of comparable quality) by the Fund's investment adviser. Bonds rated BBB by S&P or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security but may consider doing so. A description of the rating categories is contained in the Appendix to the Statement of Additional Information. (The Fund intends to restrict investments to securities rated investment grade in the current fiscal year. However, the Fund reserves the right to, in the future, invest in securities rated below investment grade. The Fund will notify shareholders of such a change in investment policy prior to its implementation.)


U.S.  GOVERNMENT SECURITIES.   The U.S. government securities  in which the Fund
invests are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include, but are not limited to:

    - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and


    - notes, bonds, and discount notes of U.S. government agencies or instrumentalities such as the: Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; Export-Import Bank of the United States; Commodity Credit Corporation; Federal Financing Bank; The Student Loan Marketing Association; National Credit Union Administration; and Tennessee Valley Authority.


The prices of fixed income securities fluctuate inversely to the direction of interest rates.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith

                                       4

and credit of the U.S. Treasury. Others for which no assurances can be given that the U.S. government will provide financial support to the agencies or instrumentalities, since it is not obligated to do so, are supported by:

    - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

    - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality;

    - or the credit of the agency or instrumentality.

FOREIGN ISSUERS. The Fund may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depositary receipts. The Fund will limit its investments in non-ADR foreign obligations to less than 5% of its assets. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the investment adviser to be substantial.

TEMPORARY  INVESTMENTS.    In  such  proportions  as,  in  the  judgment  of its
investment adviser, prevailing market conditions warrant, the Fund may, for temporary defensive purposes, invest in:

    - short-term money market instruments;

    - securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and

    - repurchase agreements.

    REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/ dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio
    securities   subject  to   repurchase  agreements,  a   court  of  competent
    jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's adviser to be creditworthy.
RESTRICTED AND ILLIQUID SECURITIES. As a matter of investment policy, which may be changed without shareholder approval, the Fund may invest up to 10% of its total assets in restricted securities. This restriction is not applicable to commercial paper issued under Section 4(2) of the

                                       5


Securities Act of 1933. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objectives and policies, but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Board of Directors ("Directors") to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.


LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Fund will not:

    - borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets;

    - invest more than 5% of its total assets in securities of one issuer (except U.S. government securities);

    - invest in more than 10% of the voting securities of one issuer;

    - invest in more than 10% of any class of securities of one issuer;
                                       6

    - invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; or

    - invest more than 5% of its assets in warrants, except under certain circumstances.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS. The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

    ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to 0.55 of 1% of the Fund's average daily net assets, plus 4.5% of the Fund's annual gross income, excluding any capital gains or losses. Gross income includes interest accrued, including discount earned on U.S. Treasury bills and agency discount notes, interest received or receivable on all interest-bearing obligations, and dividend income. The adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The adviser can terminate this voluntary waiver of its advisory fee at any time at its sole discretion. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.


Both the Fund and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties.


    ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

                                       7


    Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



    Joseph M. Balestrino has been the Fund's portfolio manager since October 1, 1994. Mr. Balestrino joined Federated Investors in 1986 and has been a Vice President of the Fund's investment adviser since 1995. Mr. Balestrino was an Assistant Vice President of the investment adviser from 1991 until 1995 and served as an Investment Analyst of the investment adviser from 1989 until 1991. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.



    Susan M. Nason has been the Fund's portfolio manager since March 1, 1995. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Fund's investment adviser since 1993. Ms. Nason served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.B.A. in Finance from Carnegie Mellon University.



    Peter R. Anderson has been the Fund's portfolio manager since September, 1995. Mr. Anderson joined Federated Investors in 1972 as, and is presently, a Senior Vice President of the Fund's investment adviser. Mr. Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin.



    Timothy E. Keefe has been the Fund's portfolio manager since September, 1995. Mr. Keefe joined Federated Investors in 1987 and has been an Assistant Vice President of the Fund's investment adviser since 1993. Mr. Keefe served as an Investment Analyst of the investment adviser from 1991 until 1993, and from 1987 until 1991, he acted as a Marketing Representative in the Broker Dealer Department. Mr. Keefe is a Chartered Financial Analyst and received his M.B.A. in Business Administration from the University of Pittsburgh.


DISTRIBUTION OF FUND SHARES


Federated Securities Corp. is the principal distributor for shares. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1.00% of the average daily net asset value of the Fund to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly


                                       8


or will select financial institutions to perform shareholder services. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars at recreational-type facilities for their employees, providing sales literature and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's adviser or its affiliates.



ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:


               MAXIMUM                  AVERAGE AGGREGATE DAILY NET
          ADMINISTRATIVE FEE           ASSETS OF THE FEDERATED FUNDS
          ------------------        -----------------------------------
              0.15 of 1%            on the first $250 million
             0.125 of 1%            on the next $250 million
              0.10 of 1%            on the next $250 million
             0.075 of 1%            on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.



CUSTODIAN.   State Street Bank and  Trust Company, ("State Street Bank") Boston,
Massachusetts is custodian for the securities and cash of the Fund.



TRANSFER AGENT  AND  DIVIDEND DISBURSING  AGENT.   Federated  Services  Company,
Boston, Massachusetts is transfer agent and dividend disbursing agent for the Fund.



INDEPENDENT AUDITORS.   The independent  auditors for  the Fund  are Deloitte  &
Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222-5401.


                                       9

BROKERAGE TRANSACTIONS
--------------------------------------------------------------------------------


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets of the Fund, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased either by wire or mail.

To purchase shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.


BY WIRE. To purchase shares by Federal Reserve Wire, call the Fund to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Services Company c/o State Street Bank and Trust Company, Boston, Massachusetts;
Attention: EDGEWIRE; For Credit to: Stock and Bond Fund, Inc.; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA #011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



BY MAIL. To purchase shares by mail, send a check made payable to Stock and Bond Fund, Inc. to: Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted into federal funds. This is generally the next business day after the check is received.


                                       10

MINIMUM INVESTMENT REQUIRED


The minimum initial investment in the Fund is $25,000 plus any non-affiliated bank or broker's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.


WHAT SHARES COST


Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase shares through a non-affiliated bank or broker may be charged an additional service fee by that bank or broker.



The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


SUBACCOUNTING SERVICES


Institutions are encouraged to open single master accounts. However, certain institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Institutions holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the transfer agent.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during that quarter.

DIVIDENDS


Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing to the Fund, dividends are automatically reinvested in additional shares on payment dates at the ex-dividend date net asset value without a sales charge. All shareholders on the record date are entitled to the dividend. If shares are redeemed


                                       11

or exchanged prior to the record date or purchased after the record date, those shares are not entitled to that quarter's dividend.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every twelve months.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Federated Securities Corp., and consult a tax adviser.

REDEEMING SHARES
--------------------------------------------------------------------------------


The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.


TELEPHONE REDEMPTION


Shareholders may redeem their shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.


An authorization form permitting the transfer agent or the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS


Shares may also be redeemed by sending a written request to the Fund. Call the Fund for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Fund name, the account number, and the share or dollar amount requested. If Share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to: Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600.


                                       12


SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:


    - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

    - a member of the New York, American, Boston, Midwest or Pacific Stock Exchanges;

    - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or


    - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934, as amended.


The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Fund have equal voting rights, except that only shares of that particular portfolio or class are entitled to vote in matters affecting that portfolio or class.

As a Maryland corporation, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.

                                       13


Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 25% of the Fund's outstanding shares entitled to vote.


TAX INFORMATION
--------------------------------------------------------------------------------
FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.


STATE AND LOCAL TAXES


Fund shares are exempt from personal property taxes imposed by counties, municipalities and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Fund advertises the total return and yield for shares. Total return represents the change, over a specific period of time, in the value of an investment in shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by shares over a thirty-day period by the maximum offering price per share of shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


The Fund is sold without a sales charge or other similar non-recurring charges.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


                                       14


STOCK AND BOND FUND, INC.



FINANCIAL HIGHLIGHTS--CLASS C SHARES

--------------------------------------------------------------------------------


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Independent Auditors' Report on page 31.



                                                          PERIOD ENDED   PERIOD ENDED
                                                           AUGUST 31,    OCTOBER 31,
                                                            1994(a)        1993(b)
--------------------------------------------------------  ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $16.84         $16.18
--------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------
  Net investment income                                        0.23           0.38
--------------------------------------------------------
  Net realized and unrealized gain (loss) on investments      (0.26)          0.48
--------------------------------------------------------     ------         ------
  Total from investment operations                            (0.03)          0.86
--------------------------------------------------------     ------         ------
LESS DISTRIBUTIONS
--------------------------------------------------------
  Distributions from net investment income                    (0.40)         (0.20)
--------------------------------------------------------     ------         ------
  Net asset value, end of period                             $16.41         $16.84
--------------------------------------------------------     ------         ------
                                                             ------         ------
TOTAL RETURN (c)                                               0.17%          5.54%
--------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------
  Expenses                                                     1.95%*         2.04%*
--------------------------------------------------------
  Net investment income                                        2.38%*         2.01%*
--------------------------------------------------------
  Expense waiver/reimbursement (d)                               --           0.20%*
--------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------
  Net assets, end of period (000 omitted)                    $  573         $   96
--------------------------------------------------------
  Portfolio turnover                                             45%            51%
--------------------------------------------------------




*   Computed on an annualized basis.



(a) Reflects operations for the period from November 1, 1993 to August 31, 1994 (date share class ceased operations).



(b)  Reflects  operations  for  the  period  from  April  19,  1993  (Start   of
    performance) to October 31, 1993.



(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(See Notes which are an integral part of the Financial Statements)


                                       15

STOCK AND BOND FUND, INC.
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                                    VALUE
---------------   -------------------------------------------------------  ------------
COMMON STOCKS--41.6%
-------------------------------------------------------------------------
                  CONSUMER DURABLES--2.1%
                  -------------------------------------------------------
     16,200       Eastman Kodak Co.                                        $  1,014,525
                  -------------------------------------------------------
     33,500       Mattel, Inc.                                                  963,125
                  -------------------------------------------------------
     37,600       Volvo, ADR                                                    855,400
                  -------------------------------------------------------  ------------
                      Total                                                   2,833,050
                  -------------------------------------------------------  ------------
                  CONSUMER NON-DURABLES--3.7%
                  -------------------------------------------------------
     14,100       Avon Products, Inc.                                         1,002,863
                  -------------------------------------------------------
     21,200       IBP, Inc.                                                   1,269,350
                  -------------------------------------------------------
     19,700       Philip Morris Cos., Inc.                                    1,664,650
                  -------------------------------------------------------
      8,100       RJR Nabisco Holdings Corp.                                    249,075
                  -------------------------------------------------------
     24,100       Reebok International Ltd.                                     819,400
                  -------------------------------------------------------  ------------
                      Total                                                   5,005,338
                  -------------------------------------------------------  ------------
                  CONSUMER SERVICES--0.4%
                  -------------------------------------------------------
      9,800       Gannett Co., Inc.                                             532,875
                  -------------------------------------------------------  ------------
                  ELECTRONIC TECHNOLOGY--5.4%
                  -------------------------------------------------------
     14,600       Hewlett-Packard Co.                                         1,352,325
                  -------------------------------------------------------
     15,500       Intel Corp.                                                 1,083,062
                  -------------------------------------------------------
     10,000       International Business Machines Corp.                         972,500
                  -------------------------------------------------------
     15,100 (a)   Litton Industries, Inc.                                       598,338
                  -------------------------------------------------------
     22,900       Lockheed Martin Corp.                                       1,560,063
                  -------------------------------------------------------
     14,800       Raytheon Co.                                                  645,650
                  -------------------------------------------------------
     25,400       Rockwell International Corp.                                1,130,300
                  -------------------------------------------------------  ------------
                      Total                                                   7,342,238
                  -------------------------------------------------------  ------------


                                       16


STOCK AND BOND FUND, INC.

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                                    VALUE
---------------   -------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------
                  ENERGY MINERALS--2.7%
                  -------------------------------------------------------
     21,700       Chevron Corp.                                            $  1,014,475
                  -------------------------------------------------------
     12,100       Exxon Corp.                                                   924,137
                  -------------------------------------------------------
     27,600       Occidental Petroleum Corp.                                    593,400
                  -------------------------------------------------------
     15,200       Texaco, Inc.                                                1,035,500
                  -------------------------------------------------------  ------------
                      Total                                                   3,567,512
                  -------------------------------------------------------  ------------
                  FINANCE--8.1%
                  -------------------------------------------------------
     27,749       Allstate Corp.                                              1,019,776
                  -------------------------------------------------------
     14,900       American Express Co.                                          605,313
                  -------------------------------------------------------
     20,800       Bank of Boston Corp.                                          925,600
                  -------------------------------------------------------
     10,200       CIGNA Corp.                                                 1,011,075
                  -------------------------------------------------------
     15,000       Chemical Banking Corp.                                        853,125
                  -------------------------------------------------------
     22,200       Citicorp                                                    1,440,225
                  -------------------------------------------------------
     18,714       Dean Witter, Discover & Co.                                   931,021
                  -------------------------------------------------------
      8,400       First Interstate Bancorp                                    1,083,600
                  -------------------------------------------------------
     26,600       Mellon Bank Corp.                                           1,333,325
                  -------------------------------------------------------
     18,000       Providian Corp.                                               706,500
                  -------------------------------------------------------
     18,866       Travelers Group, Inc.                                         952,733
                  -------------------------------------------------------  ------------
                      Total                                                  10,862,293
                  -------------------------------------------------------  ------------
                  HEALTH SERVICES--0.5%
                  -------------------------------------------------------
     12,800       Smithkline Beecham Corp., ADR                                 664,000
                  -------------------------------------------------------  ------------
                  HEALTH TECHNOLOGY--3.4%
                  -------------------------------------------------------
     11,900       American Home Products Corp.                                1,054,638
                  -------------------------------------------------------
     18,900       Becton, Dickinson & Co.                                     1,228,500
                  -------------------------------------------------------
     18,800       Bristol-Myers Squibb Co.                                    1,433,500
                  -------------------------------------------------------


                                       17


STOCK AND BOND FUND, INC.

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                                    VALUE
---------------   -------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------
                  HEALTH TECHNOLOGY--CONTINUED
                  -------------------------------------------------------
     16,000       Merck & Co., Inc.                                        $    920,000
                  -------------------------------------------------------  ------------
                      Total                                                   4,636,638
                  -------------------------------------------------------  ------------
                  INDUSTRIAL SERVICES--0.8%
                  -------------------------------------------------------
     26,600       Baker Hughes, Inc.                                            522,025
                  -------------------------------------------------------
     13,000 (a)   Western Atlas, Inc.                                           570,375
                  -------------------------------------------------------  ------------
                      Total                                                   1,092,400
                  -------------------------------------------------------  ------------
                  NON-ENERGY MINERALS--1.5%
                  -------------------------------------------------------
     16,400       Aluminum Co. of America                                       836,400
                  -------------------------------------------------------
     19,200       Phelps Dodge Corp.                                          1,216,800
                  -------------------------------------------------------  ------------
                      Total                                                   2,053,200
                  -------------------------------------------------------  ------------
                  PROCESS INDUSTRIES--2.0%
                  -------------------------------------------------------
     15,800       Du Pont (E.I.) de Nemours & Co.                               985,525
                  -------------------------------------------------------
     12,700       Eastman Chemical Co.                                          755,650
                  -------------------------------------------------------
     34,300       Praxair, Inc.                                                 926,100
                  -------------------------------------------------------  ------------
                      Total                                                   2,667,275
                  -------------------------------------------------------  ------------
                  PRODUCER MANUFACTURING--5.0%
                  -------------------------------------------------------
     17,300 (a)   FMC Corp.                                                   1,239,112
                  -------------------------------------------------------
     21,200       General Electric Co.                                        1,340,900
                  -------------------------------------------------------
      7,400       ITT Corp.                                                     906,500
                  -------------------------------------------------------
      7,900       Loews Corp.                                                 1,158,338
                  -------------------------------------------------------
     15,400       Philips Electronics N.V., ADR                                 594,825
                  -------------------------------------------------------
     22,100       Textron, Inc.                                               1,519,375
                  -------------------------------------------------------  ------------
                      Total                                                   6,759,050
                  -------------------------------------------------------  ------------
                  RETAIL TRADE--1.3%
                  -------------------------------------------------------
     24,100       American Stores Co.                                           719,988
                  -------------------------------------------------------


                                       18


STOCK AND BOND FUND, INC.

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                                    VALUE
---------------   -------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------
                  RETAIL TRADE--CONTINUED
                  -------------------------------------------------------
     29,900       Sears, Roebuck & Co.                                     $  1,016,600
                  -------------------------------------------------------  ------------
                      Total                                                   1,736,588
                  -------------------------------------------------------  ------------
                  TECHNOLOGY SERVICES--1.1%
                  -------------------------------------------------------
      5,000 (a)   DST Systems, Inc.                                             105,000
                  -------------------------------------------------------
     28,100       General Motors Corp., Class E                               1,324,212
                  -------------------------------------------------------  ------------
                      Total                                                   1,429,212
                  -------------------------------------------------------  ------------
                  TRANSPORTATION--0.4%
                  -------------------------------------------------------
      8,100       Consolidated Rail Corp.                                       556,875
                  -------------------------------------------------------  ------------
                  UTILITIES--3.2%
                  -------------------------------------------------------
     23,500       AT&T Corp.                                                  1,504,000
                  -------------------------------------------------------
      8,500       CMS Energy Corp.                                              234,812
                  -------------------------------------------------------
     13,900 (a)   Columbia Gas System, Inc.                                     535,150
                  -------------------------------------------------------
     15,700       Enron Corp.                                                   539,687
                  -------------------------------------------------------
     14,800       FPL Group, Inc.                                               619,750
                  -------------------------------------------------------
     36,000       MCI Communications Corp.                                      897,750
                  -------------------------------------------------------  ------------
                      Total                                                   4,331,149
                  -------------------------------------------------------  ------------
                    TOTAL COMMON STOCKS (IDENTIFIED COST $43,015,880)        56,069,693
                  -------------------------------------------------------  ------------
                                                                           ------------
PREFERRED STOCKS--4.3%
-------------------------------------------------------------------------
                  CONSUMER NON-DURABLES--1.0%
                  -------------------------------------------------------
    203,800       RJR Nabisco Holdings Corp., Conv. Pfd., Series C, $.60      1,273,750
                  -------------------------------------------------------  ------------
                  FINANCE--1.6%
                  -------------------------------------------------------
     29,000       Merrill Lynch & Co., MTG, Inc., STRYPES, Series MGIC,
                  $3.12                                                       1,562,375
                  -------------------------------------------------------
      9,700       Sunamerica, Inc., Conv. Pfd., Series E, $3.10                 601,400
                  -------------------------------------------------------  ------------
                      Total                                                   2,163,775
                  -------------------------------------------------------  ------------



                                       19


STOCK AND BOND FUND, INC.

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                                    VALUE
---------------   -------------------------------------------------------  ------------
PREFERRED STOCKS--CONTINUED
-------------------------------------------------------------------------
                  PRODUCER MANUFACTURING--1.7%
                  -------------------------------------------------------
    168,200       Westinghouse Electric Corp., PEPS, Series C, $1.30       $  2,350,931
                  -------------------------------------------------------  ------------
                    TOTAL PREFERRED STOCKS (IDENTIFIED COST $6,233,439)       5,788,456
                  -------------------------------------------------------  ------------
                                                                           ------------
CORPORATE BONDS--13.9%
-------------------------------------------------------------------------
                  CONSUMER DURABLES--1.1%
                  -------------------------------------------------------
$ 1,000,000       Chrysler Auburn Hills, Deb., 12.00%, 5/1/2020               1,504,770
                  -------------------------------------------------------  ------------
                  CONSUMER NON-DURABLES--0.9%
                  -------------------------------------------------------
  1,281,000       Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001            1,244,620
                  -------------------------------------------------------  ------------
                  EDUCATION--0.8%
                  -------------------------------------------------------
  1,000,000       Harvard University, Deb., 8.125%, 4/15/2007                 1,126,680
                  -------------------------------------------------------  ------------
                  ENERGY MINERALS--1.5%
                  -------------------------------------------------------
  1,000,000       Exxon Capital Corp., Deb., 7.875%, 4/15/1996                1,009,460
                  -------------------------------------------------------
  1,000,000       Occidental Petroleum Corp., Sr. Note, 11.75%, 3/15/2011     1,070,350
                  -------------------------------------------------------  ------------
                      Total                                                   2,079,810
                  -------------------------------------------------------  ------------
                  FINANCE--5.8%
                  -------------------------------------------------------
  1,000,000       American General Corp., S.F. Deb., 9.625%, 2/1/2018         1,099,910
                  -------------------------------------------------------
  1,250,000       CNA Financial Corp., Deb., 7.25%, 11/15/2023                1,187,300
                  -------------------------------------------------------
  1,300,000       Equitable Cos., Inc., Sr. Note, 9.00%, 12/15/2004           1,488,526
                  -------------------------------------------------------
  1,000,000       Ford Motor Credit Co., Note, 6.85%, 8/15/2000               1,021,140
                  -------------------------------------------------------
  1,000,000       Lehman Brothers Holdings, Inc., Note, 5.04%, 12/15/1996       986,090
                  -------------------------------------------------------
  1,000,000       Norwest Financial, Inc., Note, 6.23%, 9/1/1998              1,006,490
                  -------------------------------------------------------
  1,000,000       Santander Finance Issuance, Bank Guarantee, 7.875%,
                  4/15/2005                                                   1,070,110
                  -------------------------------------------------------  ------------
                      Total                                                   7,859,566
                  -------------------------------------------------------  ------------
                  HEALTH SERVICES--0.9%
                  -------------------------------------------------------
  1,000,000       Columbia/HCA Healthcare Corp., Note, 9.00%, 12/15/2014      1,193,430
                  -------------------------------------------------------  ------------


                                       20


STOCK AND BOND FUND, INC.

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                                    VALUE
---------------   -------------------------------------------------------  ------------
CORPORATE BONDS--CONTINUED
-------------------------------------------------------------------------
                  PRODUCER MANUFACTURING--0.8%
                  -------------------------------------------------------
$ 1,000,000       General Electric Co., Deb., 7.875%, 5/1/1996             $  1,009,700
                  -------------------------------------------------------  ------------
                  RETAIL TRADE--0.8%
                  -------------------------------------------------------
  1,000,000       Penney (J.C.) Co., Inc., Deb., 9.45%, 7/15/2002             1,125,790
                  -------------------------------------------------------  ------------
                  SOVEREIGN GOVERNMENT--0.5%
                  -------------------------------------------------------
    500,000       Kingdom of Sweden, Deb., 10.25%, 11/1/2015                    652,210
                  -------------------------------------------------------  ------------
                  UTILITIES--0.8%
                  -------------------------------------------------------
  1,000,000       Michigan Bell Telephone Co., Deb., 7.85%, 1/15/2022         1,108,830
                  -------------------------------------------------------  ------------
                    TOTAL CORPORATE BONDS (IDENTIFIED COST $22,777,371)      18,905,406
                  -------------------------------------------------------  ------------
                                                                           ------------
COLLATERALIZED MORTGAGE OBLIGATIONS--0.7%
-------------------------------------------------------------------------
  1,000,000       Prudential Home Mortgage Security 1993-32, Class A-6,
                  7.50%, 10/25/2022                                             996,950
                  -------------------------------------------------------  ------------
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                    (IDENTIFIED COST $957,500)                                  996,950
                  -------------------------------------------------------  ------------
                                                                           ------------
GOVERNMENT OBLIGATIONS--21.7 %
-------------------------------------------------------------------------
                  GOVERNMENT AGENCIES SECURITIES--1.7%
                  -------------------------------------------------------
    500,000       Federal Home Loan Bank System, Deb., 4.21%, 1/15/1998         472,460
                  -------------------------------------------------------
  1,500,000       Federal Home Loan Mortgage Corp., Deb., 4.13%,
                  3/25/1996                                                   1,488,105
                  -------------------------------------------------------
    350,000       Federal National Mortgage Association, 5.86%, 6/1/1998        347,994
                  -------------------------------------------------------  ------------
                      Total                                                   2,308,559
                  -------------------------------------------------------  ------------
                  MORTGAGE-BACKED SECURITIES--5.8%
                  -------------------------------------------------------
  1,376,866       Federal Home Loan Mortgage Corp., Pool G50030, 8.50%,
                  8/1/1996                                                    1,387,606
                  -------------------------------------------------------
    183,621       Federal Home Loan Mortgage Corp., Pool M10771, 8.50%,
                  4/1/1996                                                      185,053
                  -------------------------------------------------------
    178,066       Federal Home Loan Mortgage Corp., Pool M10914, 8.50%,
                  5/1/1996                                                      179,454
                  -------------------------------------------------------
    190,312       Federal Home Loan Mortgage Corp., Pool M10975, 8.50%,
                  5/1/1996                                                      191,796
                  -------------------------------------------------------
    130,307       Federal Home Loan Mortgage Corp., Pool M11105, 8.50%,
                  6/1/1996                                                      131,323
                  -------------------------------------------------------
    100,063       Federal Home Loan Mortgage Corp., Pool M11145, 8.50%,
                  5/1/1996                                                      100,843
                  -------------------------------------------------------


                                       21


STOCK AND BOND FUND, INC.

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                                    VALUE
---------------   -------------------------------------------------------  ------------
GOVERNMENT OBLIGATIONS--CONTINUED
-------------------------------------------------------------------------
                  MORTGAGE-BACKED SECURITIES--CONTINUED
                  -------------------------------------------------------
$    12,791       Federal Home Loan Mortgage Corp., Pool M11179, 8.50%,
                  6/1/1996                                                 $     12,891
                  -------------------------------------------------------
    365,551       Federal Home Loan Mortgage Corp., Pool M11243, 8.50%,
                  7/1/1996                                                      368,403
                  -------------------------------------------------------
     63,857       Federal Home Loan Mortgage Corp., Pool M11318, 8.50%,
                  7/1/1996                                                       64,355
                  -------------------------------------------------------
      7,278       Federal Home Loan Mortgage Corp., Pool M19004, 8.50%,
                  5/1/1997                                                        7,335
                  -------------------------------------------------------
    137,079       Federal Home Loan Mortgage Corp., Pool M90043, 8.50%,
                  4/1/1996                                                      138,148
                  -------------------------------------------------------
    108,107       Federal Home Loan Mortgage Corp., Pool M90048, 8.50%,
                  5/1/1996                                                      108,950
                  -------------------------------------------------------
    647,233       Federal National Mortgage Association, Pool 124009,
                  9.00%, 11/1/2021                                              676,352
                  -------------------------------------------------------
    902,775       Federal National Mortgage Association, Pool 50659,
                  7.00%, 11/1/2007                                              895,427
                  -------------------------------------------------------
     37,065       Federal National Mortgage Association, Pool 50796,
                  7.50%, 9/1/2023                                                37,470
                  -------------------------------------------------------
    433,038       Government National Mortgage Association, Pool 299165,
                  9.50%, 12/15/2020                                             462,532
                  -------------------------------------------------------
    936,003       Government National Mortgage Association, Pool 369457,
                  8.00%, 9/15/2024                                              963,484
                  -------------------------------------------------------
    996,068       Government National Mortgage Association, Pool 385622,
                  6.50%, 5/15/2024                                              968,348
                  -------------------------------------------------------
    861,076       Government National Mortgage Association, Pool 392923,
                  9.50%, 2/15/2025                                              919,724
                  -------------------------------------------------------  ------------
                      Total                                                   7,799,494
                  -------------------------------------------------------  ------------
                  TREASURY SECURITIES--14.2%
                  -------------------------------------------------------
  4,000,000       United States Treasury Bond, 11.625%, 11/15/2004            5,534,080
                  -------------------------------------------------------
  3,540,000       United States Treasury Bond, 7.25%, 5/15/2016               3,882,884
                  -------------------------------------------------------
  6,460,000       United States Treasury Bond, 8.875%, 2/15/2019              8,349,550
                  -------------------------------------------------------
  1,070,000       United States Treasury Bond, 9.375%, 2/15/2006              1,337,532
                  -------------------------------------------------------  ------------
                      Total                                                  19,104,046
                  -------------------------------------------------------  ------------
                    TOTAL GOVERNMENT OBLIGATIONS (IDENTIFIED COST
                    $21,385,708)                                             29,212,099
                  -------------------------------------------------------  ------------
                                                                           ------------


                                       22


STOCK AND BOND FUND, INC.

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                                    VALUE
---------------   -------------------------------------------------------  ------------
(b)REPURCHASE AGREEMENT--16.3%
-------------------------------------------------------------------------
$21,975,000       J.P. Morgan Securities, Inc., 5.90%, dated 10/31/1995,
                  due 11/1/1995 (at amortized cost)                        $ 21,975,000
                  -------------------------------------------------------  ------------
                    TOTAL INVESTMENTS (IDENTIFIED COST $116,344,898)(c)    $132,947,604
                  -------------------------------------------------------  ------------
                                                                           ------------


(a) Non-income producing security.


(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.



(c) The cost of investments for federal tax purposes amounts to $116,344,898. The net unrealized appreciation of investments on a federal tax basis amounts to $16,602,706 which is comprised of $17,394,200 appreciation and $791,494 depreciation at October 31, 1995.


Note: The  categories of  investments are  shown as  a percentage  of net assets
      ($134,668,796) at October 31, 1995.

The following acronyms are used throughout this portfolio:

ADR        --American Depository Receipt
PEPS       --Participating Equity Preferred Stock
STRYPES    --Structured Yield Product Exchangeable for Stock



(See Notes which are an integral part of the Financial Statements)


                                       23


STOCK AND BOND FUND, INC.


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------


ASSETS:
----------------------------------------------------
Investments in repurchase agreement                   $ 21,975,000
----------------------------------------------------
Investments in securities                              110,972,604
----------------------------------------------------  ------------
Total investments in securities, at value
(identified and tax cost $116,344,898)                              $132,947,604
------------------------------------------------------------------
Income receivable                                                      1,089,338
------------------------------------------------------------------
Receivable for investments sold                                        1,770,297
------------------------------------------------------------------
Receivable for shares sold                                               112,674
------------------------------------------------------------------
Prepaid expenses                                                           7,392
------------------------------------------------------------------  ------------
    Total assets                                                     135,927,305
------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------
Payable for investments purchased                     $    979,154
----------------------------------------------------
Payable for shares redeemed                                109,042
----------------------------------------------------
Payable to Bank                                            113,014
----------------------------------------------------
Accrued expenses                                            57,299
----------------------------------------------------  ------------
    Total liabilities                                                  1,258,509
------------------------------------------------------------------  ------------
NET ASSETS for 7,327,906 shares outstanding                         $134,668,796
------------------------------------------------------------------  ------------
                                                                    ------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------
Paid in capital                                                     $106,005,023
------------------------------------------------------------------
Net unrealized appreciation of investments                            16,602,706
------------------------------------------------------------------
Accumulated net realized gain on investments                           9,527,064
------------------------------------------------------------------
Undistributed net investment income                                    2,534,003
------------------------------------------------------------------  ------------
    Total Net Assets                                                $134,668,796
------------------------------------------------------------------  ------------
                                                                    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------
$134,668,796 / 7,327,906 shares outstanding                         $      18.38
------------------------------------------------------------------  ------------
                                                                    ------------



(See Notes which are an integral part of the Financial Statements)

                                       24


STOCK AND BOND FUND, INC.


STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------
Dividends                                                            $ 1,580,455
-------------------------------------------------------------------
Interest                                                               4,530,147
-------------------------------------------------------------------  -----------
    Total income                                                       6,110,602
-------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------
Investment advisory fee                                  $  979,379
-------------------------------------------------------
Administrative personnel and services fee                   125,000
-------------------------------------------------------
Custodian fees                                               45,676
-------------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                                     99,653
-------------------------------------------------------
Directors'/Trustees' fees                                     9,666
-------------------------------------------------------
Auditing fees                                                16,445
-------------------------------------------------------
Legal fees                                                   12,377
-------------------------------------------------------
Portfolio accounting fees                                    41,369
-------------------------------------------------------
Shareholder services fee                                    320,244
-------------------------------------------------------
Share registration costs                                     23,736
-------------------------------------------------------
Printing and postage                                         56,085
-------------------------------------------------------
Insurance premiums                                            3,986
-------------------------------------------------------
Taxes                                                        19,719
-------------------------------------------------------
Miscellaneous                                                 4,364
-------------------------------------------------------  ----------
    Total expenses                                        1,757,699
-------------------------------------------------------
Waivers--
--------------------------------------------
  Waiver of investment advisory fee           $(215,192)
--------------------------------------------
  Waiver of shareholder services fee           (178,558)
--------------------------------------------  ---------
    Total waivers                                          (393,750)
-------------------------------------------------------  ----------
      Net expenses                                                     1,363,949
-------------------------------------------------------------------  -----------
        Net investment income                                          4,746,653
-------------------------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------
Net realized gain on investments                                       9,527,257
-------------------------------------------------------------------
Net change in unrealized appreciation of investments                   7,067,004
-------------------------------------------------------------------  -----------
    Net realized and unrealized gain on investments                   16,594,261
-------------------------------------------------------------------  -----------
      Change in net assets resulting from operations                 $21,340,914
-------------------------------------------------------------------  -----------
                                                                     -----------


(See Notes which are an integral part of the Financial Statements)

                                       25


STOCK AND BOND FUND, INC.


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                             OCTOBER 31,
                                                      --------------------------
                                                          1995          1994
                                                      ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------
OPERATIONS--
----------------------------------------------------
Net investment income                                 $  4,746,653  $  3,988,625
----------------------------------------------------
Net realized gain (loss) on investments ($9,527,257
and $1,349,184, respectively, as computed for
federal tax purposes)                                    9,527,257     1,349,184
----------------------------------------------------
Net change in unrealized appreciation (depreciation)     7,067,004    (5,913,664)
----------------------------------------------------  ------------  ------------
    Change in net assets resulting from operations      21,340,914      (575,855)
----------------------------------------------------  ------------  ------------
NET EQUALIZATION (DEBITS) CREDITS--                        (98,118)       26,597
----------------------------------------------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------
Distributions from net investment income:
----------------------------------------------------
Class A Shares                                          (4,670,579)   (4,128,685)
----------------------------------------------------
Class C Shares                                             --            (13,593)
----------------------------------------------------
Distributions from net realized gains                     (700,551)      --
----------------------------------------------------  ------------  ------------
    Change in net assets resulting from
    distributions to shareholders                       (5,371,130)   (4,142,278)
----------------------------------------------------  ------------  ------------
SHARE TRANSACTIONS--
----------------------------------------------------
Proceeds from sale of shares                            28,842,050    38,530,728
----------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                        3,810,223     2,833,419
----------------------------------------------------
Cost of shares redeemed                                (39,237,007)  (35,969,675)
----------------------------------------------------  ------------  ------------
    Change in net assets resulting from share
    transactions                                        (6,584,734)    5,394,472
----------------------------------------------------  ------------  ------------
      Change in net assets                               9,286,932       702,936
----------------------------------------------------
NET ASSETS:
----------------------------------------------------
Beginning of period                                    125,381,864   124,678,928
----------------------------------------------------  ------------  ------------
End of period (including undistributed net
investment income of $2,534,003 and $2,556,047,
respectively)                                         $134,668,796  $125,381,864
----------------------------------------------------  ------------  ------------
                                                      ------------  ------------



(See Notes which are an integral part of the Financial Statements)

                                       26


STOCK AND BOND FUND, INC.


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------


(1) ORGANIZATION



Stock and Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end, no-load, management investment company. Previously, the Fund provided two classes of shares ("Class A Shares" and "Class C Shares"). On May 19, 1994, the Board of Directors ( the "Directors") authorized the combination of Class C Shares with Class A Shares, the termination of all contracts entered into by the Fund on behalf of Class C shares, and the amendment of the Articles of Incorporation to reclassify Class A Shares and Class C Shares as unclassified shares. In connection with these actions, as of August 31, 1994, the "Class C Shares" were no longer offered.



(2) SIGNIFICANT ACCOUNTING POLICIES


The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

    REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

    The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

                                       27


STOCK AND BOND FUND, INC.

--------------------------------------------------------------------------------

    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    EQUALIZATION--The Fund follows the accounting practice known as equalization, in which a portion of the proceeds from sales and costs of redemptions of fund shares equivalent, on a per share basis, equal to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    OTHER--Investment transactions are accounted for on the trade date.


(3) CAPITAL STOCK


At October 31, 1995, there were 2,000,000,000 shares of $0.001 par value capital stock authorized : Transactions in capital stock were as follows:

                                                       YEAR ENDED OCTOBER 31,          YEAR ENDED
                                                                1995                OCTOBER 31, 1994
                                                      ------------------------  -------------------------
CLASS A SHARES                                          SHARES      DOLLARS       SHARES       DOLLARS
----------------------------------------------------  ----------  ------------  -----------  ------------
Shares sold                                            1,746,255    28,842,050    2,338,641  $ 37,487,658
----------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                   233,136     3,810,223      174,458     2,825,356
----------------------------------------------------
Shares redeemed                                       (2,369,562)  (39,237,007)  (2,181,393)  (34,829,553)
----------------------------------------------------  ----------  ------------  -----------  ------------
  Net change resulting from Class A share
  transactions                                          (390,171)   (6,584,734)     331,706  $  5,483,461
----------------------------------------------------  ----------  ------------  -----------  ------------
                                                      ----------  ------------  -----------  ------------


                                       28


STOCK AND BOND FUND, INC.

--------------------------------------------------------------------------------

                                                       YEAR ENDED OCTOBER 31,          YEAR ENDED
                                                                1995                OCTOBER 31, 1994
                                                      ------------------------  -------------------------
CLASS C SHARES                                          SHARES      DOLLARS       SHARES       DOLLARS
----------------------------------------------------  ----------  ------------  -----------  ------------
Shares sold                                               --           --            64,355  $  1,043,070
----------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                    --           --               497         8,063
----------------------------------------------------
Shares redeemed                                           --           --           (70,562)   (1,140,122)
----------------------------------------------------  ----------  ------------  -----------  ------------
  Net change resulting from Class C share
  transactions                                            --           --            (5,710) ($    88,989)
----------------------------------------------------  ----------  ------------  -----------  ------------
                                                      ----------  ------------  -----------  ------------
  Net change resulting from fund share transactions     (390,171)   (6,584,734)     325,996  $  5,394,472
----------------------------------------------------  ----------  ------------  -----------  ------------
                                                      ----------  ------------  -----------  ------------




(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


    INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to (a) a maximum of .55 of 1% of the average daily net assets of the Fund, and (b) 4.5% of the gross income of the Fund, excluding capital gains or losses.

    The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/ or reimbursement at any time at its sole discretion.

    ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


    SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of daily average net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("Fserv") serves as transfer and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders.

                                       29


STOCK AND BOND FUND, INC.

--------------------------------------------------------------------------------

    PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

    GENERAL--Certain   of   the   Officers   and   Trustees/Directors   of   the
    Trust/Corporation are Officers and Directors or Trustees of the above companies.


(5) INVESTMENT TRANSACTIONS



Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1995, were as follows:



PURCHASES                                                           $ 77,996,628
------------------------------------------------------------------  ------------
SALES                                                               $105,043,890
------------------------------------------------------------------  ------------



                                       30


INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------


To the Board of Directors and Shareholders of STOCK AND BOND FUND, INC.:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Stock and Bond Fund, Inc. as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets for the years October 31, 1995 and 1994, and the financial highlights (see pages 2 and 15) for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of October 31, 1995, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Stock and Bond Fund, Inc. as of October 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP



Pittsburgh, Pennsylvania
December 15, 1995


                                       31

ADDRESSES
--------------------------------------------------------------------------------


Stock and Bond Fund, Inc.                      Federated Investors Tower
                                               Pittsburgh, Pennsylvania 15222-3779
----------------------------------------------------------------------------------

Distributor
              Federated Securities Corp.       Federated Investors Tower
                                               Pittsburgh, Pennsylvania 15222-3779
----------------------------------------------------------------------------------

Investment Adviser
              Federated Management             Federated Investors Tower
                                               Pittsburgh, Pennsylvania 15222-3779
----------------------------------------------------------------------------------

Custodian
              State Street Bank and Trust
              Company                          P.O. Box 8600
                                               Boston, Massachusetts 02266-8600
----------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company       P.O. Box 8600
                                               Boston, Massachusetts 02266-8600
----------------------------------------------------------------------------------

Independent Auditors
              Deloitte & Touche LLP            2500 One PPG Place
                                               Pittsburgh, Pennsylvania 15222-5401
----------------------------------------------------------------------------------



                                       32



--------------------------------------------------------------------------------
                                 STOCK  AND BOND  FUND, INC.

                                 PROSPECTUS
                                 An Open-End,
                                 Diversified Management
                                 Investment Company
                                 December 31, 1995




[FEDERATED SECURITIES CORP. LOGO]
           Distributor
           A subsidiary of FEDERATED INVESTORS
           FEDERATED INVESTORS TOWER
           PITTSBURGH, PA 15222-3779
           Cusip 86101A104
           8012905A-A (12/95)              [RECYCLED PAPER LOGO]
                                           RECYCLED
                                           PAPER




                          STOCK AND BOND FUND, INC.
                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of Stock and Bond Fund, Inc., (the "Fund"), dated December 31, 1995. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-235-4669.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

                        Statement dated December 31, 1995



FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS






GENERAL INFORMATION ABOUT THE FUND2

INVESTMENT OBJECTIVES AND POLICIES2

 TYPES OF INVESTMENTS            2
 OBLIGATIONS OF FOREIGN ISSUERS  2
 TEMPORARY INVESTMENTS           3
  MONEY MARKET INSTRUMENTS       3
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   3
 LENDING PORTFOLIO SECURITIES    4
 REVERSE REPURCHASE AGREEMENTS   4
 RESTRICTED AND ILLIQUID SECURITIES
                                 5
 PORTFOLIO TURNOVER              6
INVESTMENT LIMITATIONS           6

  SELLING SHORT AND BUYING ON MARGIN
                                 6
  ISSUING SENIOR SECURITIES AND
   BORROWING MONEY               7
  DIVERSIFICATION OF INVESTMENTS 7
  ACQUIRING SECURITIES           7
  INVESTING IN NEW ISSUERS       7
  SELLING SECURITIES             8
  INVESTING IN COMMODITIES,
   COMMODITY CONTRACTS, OR REAL
   ESTATE                        8


  UNDERWRITING                   8
  LENDING CASH OR SECURITIES     8
  CONCENTRATION OF INVESTMENTS   8
  INVESTING IN WARRANTS          8
  INVESTING IN ISSUERS WHOSE
   SECURITIES ARE OWNED BY OFFICERS
   AND DIRECTORS OF THE FUND     9
  INVESTING IN RESTRICTED SECURITIES
                                 9
  INVESTING IN ILLIQUID SECURITIES 9
STOCK AND BOND FUND, INC. MANAGEMENT
                                10

 FUND OWNERSHIP                 21
 DIRECTORS' COMPENSATION        22
 DIRECTOR LIABILITY             23
INVESTMENT ADVISORY SERVICES    24

 ADVISER TO THE FUND            24
 ADVISORY FEES                  24
  STATE EXPENSE LIMITATIONS     24
BROKERAGE TRANSACTIONS          25

 OTHER RELATED SERVICES         26
OTHER SERVICES                  26

 FUND ADMINISTRATION            26
 CUSTODIAN AND PORTOFOLIO
  RECORDKEEPER                  27
 TRANSFER AGENT AND DIVIDEND
  DISBURSING AGENT              27


 INDEPENDENT AUDITORS           27
SHAREHOLDER SERVICES AGREEMENT  27

PURCHASING SHARES               28

 CONVERSION TO FEDERAL FUNDS    28
DETERMINING NET ASSET VALUE     28

 DETERMINING MARKET VALUE OF
  SECURITIES                    29
REDEEMING SHARES                29

 REDEMPTION IN KIND             30
TAX STATUS                      30

 THE FUND'S TAX STATUS          30
 SHAREHOLDERS' TAX STATUS       31
  CAPITAL GAINS                 31
TOTAL RETURN                    31

YIELD                           32

PERFORMANCE COMPARISONS         32

 DURATION                       35
ABOUT FEDERATED INVESTORS       35

 MUTUAL FUND MARKET             36
  INSTITUTIONAL                 36
  TRUST ORGANIZATIONS           37
  BROKER/DEALERS AND BANK
   BROKER/DEALER SUBSIDIARIES   37
APPENDIX                        37





GENERAL INFORMATION ABOUT THE FUND


Stock and Bond Fund, Inc., ("the Fund") was incorporated under the laws of the State of Maryland on October 31, 1934. The name of the Fund was Boston Foundation Fund Incorporated prior to January 11, 1985 . On April 16, 1993, the shareholders voted to permit the Fund to offer separate series and classes of shares. During the fiscal year ended October 31, 1994, the Fund offered Class A Shares and Class C Shares. On August 31, 1994, a reorganization of the Fund was completed to eliminate the separate classes of shares.

 INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives are to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income. The investment objectives cannot be changed without approval of shareholders.
As a matter of investment policy, under normal circumstances, the Fund will invest at least 65% of its total assets in stocks and bonds.
TYPES OF INVESTMENTS
The Fund invests primarily in a diversified portfolio of common and preferred stocks and other equity securities, bonds, notes, U.S. government securities, repurchase agreements, short-term obligations and instruments secured by any of these obligations.
OBLIGATIONS OF FOREIGN ISSUERS
Obligations of a foreign issuer may present greater risks than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, investments in foreign issuers may include additional risks associated with less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on obligations of foreign issuers. As a matter of practice, the Fund will not invest in the obligations of a foreign issuer if any such risk appears to the Fund's adviser to be substantial.
TEMPORARY INVESTMENTS
The Fund may also invest in temporary investments from time to time for defensive purposes.
  MONEY MARKET INSTRUMENTS
     The Fund may invest in money market instruments such as:
     oinstruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is federally insured; or
     ocommercial paper rated A-1 by Standard and Poor's Ratings Group, Prime-
      1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's objectives and policies, not for investment leverage. These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. As a matter of operating policy, which may be changed without shareholder approval, the Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

LENDING PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements under certain circumstances. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

The ability of the Board of Directors ("Directors") to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Directors. The Directors may consider the following criteria in determining the liquidity of certain restricted securities:

   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades. PORTFOLIO TURNOVER

The Fund normally holds or disposes of portfolio securities in order to work toward its investment objectives. Securities held by the Fund are selected because they are considered to represent real value and will be held or disposed of accordingly. The Fund's investment adviser will not generally seek profits through short-term trading. The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objectives. For the fiscal years ended October 31, 1995 and 1994, the portfolio turnover rates were 68% and 45%, respectively.

INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin.


  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except as permitted by its investment objectives and policies, and except that the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its net assets including the amount borrowed, as a temporary, extraordinary or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. This practice is not for investment leverage. The Fund will not purchase any portfolio instruments while any borrowings (including reverse repurchase agreements) are outstanding.
  DIVERSIFICATION OF INVESTMENTS
     The Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except U.S. government securities; invest in more than 10% of the voting securities of one issuer; or invest in more than 10% of any class of securities of one issuer.
  ACQUIRING SECURITIES
     The Fund will not invest in securities issued by any other investment company or investment trust except in regular open-market transactions or as part of a plan of merger or consolidation. It will not invest in securities of a company for the purpose of exercising control or management.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations.



  SELLING SECURITIES
     The Fund may not sell any security or evidence of interest therein unless it is owned by the Fund and available for delivery.

  INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE
     The Fund will not invest in commodities, commodity contracts, or real estate.
  UNDERWRITING
     The Fund will not engage in underwriting or agency distribution of securities issued by others.
  LENDING CASH OR SECURITIES
     The Fund will not lend any assets except portfolio securities. The purchase of corporate or government bonds, debentures, notes or other evidences of indebtedness shall not be considered a loan for purposes of this limitation.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest more than 25% of the value of its total assets in securities of companies in any one industry.
  INVESTING IN WARRANTS
     The Fund will not invest more than 5% of its assets in warrants, including those acquired in units or attached to other securities. To comply with certain state restrictions, the Fund will limit its investment in such warrants not listed on recognized stock exchanges to 2% of its total assets. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.


The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS OF THE FUND
     The Fund will not purchase or retain the securities of any issuer in which the officers and Directors of the Fund or its investment adviser own a substantial financial interest.


  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Directors. To comply with certain state restrictions, the Fund will limit these transactions to 5% of its total assets. (If state restrictions change, this latter restriction may be revised without shareholder approval or notification.)

  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice and certain restricted securities not determined by the Directors to be liquid. To comply with certain state restrictions, the Fund will limit these transactions to 10% of its net assets. (If state restrictions change, this latter restriction may be revised without shareholder approval or notification.)

If a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money or lend portfolio securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.
In addition, to comply with certain state restrictions, the Fund will not invest in oil, gas, or other mineral leases, nor will it invest in real estate limited partnerships. If state restrictions change, these limitations may be revised without notice to shareholders.

STOCK AND BOND FUND, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Stock and Bond Fund, Inc., and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Director and President
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of


the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor


Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@


Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Director
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Director


Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts


4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Director and President of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated


Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.




Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.




David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Treasurer of some of the Funds.


* This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board of Directors between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; First


Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Directors own less than 1% of the Fund's outstanding shares.
As of December 4, 1995, the following shareholder of record owned 5% or more of the outstanding shares of the Fund: Alltel Corp Thrift Plan, Nations Bank, Trustee, San Francisco, California, owned approximately 942,187 shares (11.98%).

DIRECTORS' COMPENSATION


                     AGGREGATE
NAME,                COMPENSATION


POSITION WITH        FROM                    TOTAL COMPENSATION PAID
CORPORATION          CORPORATION *           FROM FUND COMPLEX +

John F. Donahue       $   0            $ 0 for the Fund
Director and President                 68 other investment companies in the
Fund Complex
Thomas G. Bigley      $ 956            $ 20,688 for the Fund
Director                               49 other investment companies in the
Fund Complex
John T. Conroy, Jr.   $ 1,236          $ 117,202 for the Fund
Director                               64 other investment companies in the
Fund Complex
William J. Copeland   $ 1,236          $ 117,202 for the Fund and
Director                               64 other investment companie in the
Fund Complex
James E. Dowd         $ 1,236          $ 117,202 for the Fund and
Director                               64 other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D.                $ 1,125    $ 106,460 for the Fund and
Director                               64 other investment companies in the
Fund Complex
Edward L. Flaherty, Jr.                $ 1,236    $ 117,202 for the Fund and
Director                               64 other investment companies in the
Fund Complex
Peter E. Madden       $ 956            $ 90,563 for the Fund and
Director                               64 other investment companies in the
Fund Complex
Gregor F. Meyer       $ 1,125          $ 106,460 for the Fund and


Director                               64 other investment companies in the
Fund Complex
John E. Murray, Jr.   $ 674            $ 0 for the Fund and
Director                               69 other investment companies  in the
Fund Complex
Wesley W. Posvar      $ 1,125          $ 106,460 for the Fund and
Director                               64 other investment companies in the
Fund Complex
Marjorie P. Smuts     $ 1,125          $ 106,460 for the Fund and
Director                               64 other investment companies in the
Fund Complex


* Information is furnished for the fiscal year ended October 31, 1995.
+ The information is provided for the last calendar year.
DIRECTOR LIABILITY
The Corporation's Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.


The adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.
ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended October 31, 1995, 1994, and 1993, the Fund's adviser earned $979,379, $945,715, and $834,842, respectively, of which $215,192, $98,828, and
$222,090, respectively, was voluntarily waived because of undertakings to limit the Fund's expenses. All advisory fees were computed on the same basis as described in the prospectus.

  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee. This arrangement is not part of the advisory contract and may be amended or rescinded in the future.


BROKERAGE TRANSACTIONS

The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
During the fiscal years ended October 31, 1995, 1994, and 1993, the Fund paid total brokerage commissions of $84,056, $41,256, and $69,262, respectively.
As of October 31, 1995, the Fund owned $952,733 of securities of Travelers Inc. (Smith Barney) and $931,021 of securities of Dean Witter, two of its regular brokers that derive more than 15% of gross revenues from securities-related activities.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER RELATED SERVICES
Affiliates of the adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.

OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services Inc., also a subsidiary of Federated Investors, served as the Fund's administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc., may hereinafter collectively be referred to as the "Administrators".) For the fiscal year ended October 31, 1995, Federated Administrative Services earned $125,000. For the fiscal year ended October 31, 1994, the Administrators collectively earned $207,503. For the fiscal year ended October 31, 1993, Federated Administrative Services, Inc. earned $291,137. Dr. Henry J.


Gailliot, an officer of Federated Management, the adviser to the Fund,  holds
approximately   20%,  of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
CUSTODIAN AND PORTOFOLIO RECORDKEEPER
State Street Bank and Trust Company, ("State Street Bank") Boston, Massachusetts is custodian for the securities and cash of the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
As transfer agent, Federated Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222-5014.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Directors expect that the Fund will benefit by (1) providing personal services to the shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and
(4) responding promptly to shareholder's requests and inquiries concerning their accounts. For the fiscal year ended October 31, 1995, the Fund paid shareholder services fees in the amount of $320,244 of which $178,558 was waived, all of which were paid to financial institutions.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the respective prospectus under "Investing in the Fund."
CONVERSION TO FEDERAL FUNDS
The Fund's transfer agent acts as the shareholder's agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
   o for equity securities, according to the last sale price on a national securities exchange, if available;
   o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;


   o for bonds and other fixed income securities, at the last sale price on a national securities exchange if available, otherwise as determined by an independent pricing service;
   o for short-term obligations, according to the mean between the bid and asked prices as furnished by an independent pricing service; or

   o for all other securities, at fair value as determined in good faith by the Directors.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.
REDEEMING SHARES


The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures and any fees are explained in the prospectus under "Redeeming Shares." Although the Fund's transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
REDEMPTION IN KIND
The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that net asset value is determined. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.

TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation and to the extent designated by the Fund as so qualifying. These dividends and any short-term capital gains are taxable as ordinary income.


  CAPITAL GAINS
     Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held the shares.
TOTAL RETURN


The Fund's average annual total returns for the one-year, five-year, and ten-year periods ended October 31, 1995, were 17.99%, 11.99% and 9.90%, respectively.

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.
YIELD


The Fund's SEC yield for the thirty-day period ended October 31, 1995, was 3.64%.

The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-


annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


     STANDARD & POOR'S RATING GROUP DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS is a composite index of common stocks in industry, transportation, and financial and public utility companies, and compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the index assumes reinvestment of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included nor are brokerage or other fees calculated in these figures.
     SALOMON BROTHERS AAA-AA CORPORATES calculates total returns of approximately 775 issues, which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA, with maturities of twelve years or more. It also includes companies in industry, public utilities, and finance.
     LIPPER ANALYTICAL SERVICES, INC., ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.
     LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.
     S&P 500/LEHMAN BROTHERS GOVERNMENT/CORPORATE (WEIGHTED INDEX) AND THE S&P 500/ LEHMAN BROTHERS GOVERNMENT (WEIGHTED INDEX) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon the Fund's current asset allocation.
     MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may also consult the fund evaluation consulting universe listed below. Consulting universes may be composed of pension, profit-sharing, commingled, endowment/foundation and mutual funds.
     SEI BALANCED UNIVERSE is composed of 916 portfolios managed by 390 managers representing $86 billion in assets. To be included in the universe, a portfolio must contain a 5% minimum commitment in both equity and fixed income securities.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time.


DURATION
Duration is a commonly used measure of the potential volatility in the price of a bond, other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed-income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.
Duration is calculated by dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows.
When the Fund invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future capital prepayments. A more complete description of this calculation is available upon request from the Fund.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.


In the equity sector, Federated Investors has more than 25 years' experience. As of December 31, 1994, Federated Investors managed 15 equity funds totaling approximately $4 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated Investors' value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
  INSTITUTIONAL
     Federated Investors meets the needs of more than 4,000 institutional
clients nationwide by managing and      servicing separate accounts and mutual
funds for a variety of applications, including defined benefit and    defined
contribution programs, cash management, and asset/liability management.
Institutional clients    include   corporations, pension funds, tax-exempt
entities, foundations/endowments, insurance companies,      and investment and
financial advisors.  The marketing effort to these  institutional clients is
headed by      John B.   Fisher, President, Institutional Sales Division.


  TRUST ORGANIZATIONS
     Other institutional clients include close relationships with more than
1,500 banks and trust organizations.    Virtually all of the trust divisions
of the top 100 bank holding companies use Federated funds in their    clients'
     portfolios.  The marketing effort to trust clients is headed by Mark R.
Gensheimer, Executive Vice    President, Bank Marketing & Sales.
  BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
     Federated funds are available to consumers through major brokerage firms
nationwide--including 200     New York Stock Exchange firms--supported by more
wholesalers than any other mutual fund distributor.    The marketing effort to
these firms is headed by James F. Getz, President, Broker/Dealer Division.



*source:  Investment Company Institute



APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group ("S&P"). Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.


A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


BAA--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
NR--Not rated by Moody's.
Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic ranking category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.



BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.
A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS
PRIME-1- Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
   o Leading market positions in well established industries.
   o High rates of return on funds employed.
   o Conservative capitalization structure with moderate reliance on debt and ample asset protection.


   o Broad margins in earning coverage of fixed financial charges and high internal cash generation.
   o Well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2- Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short- term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
FITCH INVESTORS SERVICE, INC., SHORT-TERM RATINGS
F-1+ --(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--(Very Strong Credit Quality). Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.




PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:


Cusip 86101A104
8012905B (12/95)


          (a)  Financial Statements (Filed in Part A);
          (b)  Exhibits:
                (1) Conformed Copy of the Charter of the Registrant as amended
                    +;
                (2)  Copies of the By-Laws of the Registrant as amended +;
                (3) Not applicable;
                (4) Copy of Specimen Certificate for Shares of Beneficial
                    Interest of the Registrant (1);
                (5) Conformed copy of the Investment Advisory Contract of the
                    Registrant (13);
                (6) (i) Conformed Copy of Distributors Contract (12);
                    (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24 (b) (6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269).
                (7) Not applicable;
                (8) (i)  Conformed copy of the Custodian Contract (13);
                (9) (i) Conformed copy of Administrative Services Agreement
                    (13);
                    (ii) Conformed copy of Shareholder Services Agreement
                    (13);
                    (iii) Conformed copy of Transfer Agency and Service Agreement (13);
                    (iv) The responses described in Item 24 (b) (6)
               are hereby incorporated by reference
               (10) Not applicable;


               (11) Copy of the Consent of Independent Auditors;+

+    All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed on Form N-1A December 21, 1979.(File Nos. 2-10415 and 811-1)
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 69 filedon Form N-1A February 22, 1988. (File Nos. 2-10415 and 811-1)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 83 filed on Form N-1A December 28, 1993.(File Nos. 2-10415 and 811-1)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 85 filed on Form N-1A December 29, 1994.(File Nos. 2-10415 and 811-1)




               (12) Not applicable;
               (13) Not applicable;
               (14) Not applicable;
               (15) Not applicable;
               (16) Copy of Schedule for Computation of Fund Performance Data
                    (7);
               (17) Copy of Financial Data Schedule +;
               (18) Not applicable;


               (19)  Conformed copy of Power of Attorney +;


          Item 25..................Persons Controlled by or Under Common
                                   Control with Registrant:

          None

Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                as of December 4, 1995


          Shares of Capital Stock                 4,209
          ($0.001 per share par value)

Item 27.  Indemnification (13)



Item 28.  Business and Other Connections of Investment Adviser:

          For a description of the other business of Federated Management, the investment adviser, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of three of the Trustees and three of the Officers of the investment adviser and their business addresses are included in Part B of this Registration Statement under "Stock and Bond Fund,


          Inc., Fund Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.


+    All exhibits have been filed electronically.


7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 71 filed on Form N-1A February 23, 1989. (File Nos. 2-10415 and 811-1)


13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 85 filed on Form N-1A December 29, 1994.(File Nos. 2-10415 and 811-1)







          The remaining Officers of the investment adviser are: William D. Dawson, III, Henry A. Frantzen, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice


          President-Economist; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley and J. Alan Minteer, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall A. Bauer, David A. Briggs, Kenneth J. Cody, Deborah A. Cunningham, Michael P. Donnelly, Linda
          A. Duessel, Mark E. Durbiano, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, Timothy E. Keefe, Stephen A. Keen, Mark
          S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Frederick L. Plautz, Jr., Charles A. Ritter, James D. Roberge, Frank Semack, William F. Stotz, Sandra L. Weber, and Christopher H. Wiles, Vice Presidents; Thomas
          R. Donahue, Treasurer; and Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.


Item 29.  Principal Underwriters:

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated


          GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
          Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years;First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities;


          Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Group of Funds, Inc.; and World Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



 (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

John W. McGonigle         Director, Federated     Executive Vice
Federated Investors Tower Securities Corp.        President and


Pittsburgh, PA 15222-3779                         Secretary

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asstistant Secretary,        --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,     Treasurer
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779




     (c)  Not applicable.


Item 30.  Location of Accounts and Records:

          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:



          Registrant                    Federated Investors Tower
                                        Pittsburgh, PA 15222-3779

          Federated Services Company         P.O. Box 8600
          ("Transfer Agent, Dividend         Boston, MA 02266-8600
          Disbursing Agent and Portofolio
          Recordkeeper")

          Federated Administrative Services  Federated Investors Tower
          ("Administrator")             Pittsburgh, PA 15222-3779

          Federated Management          Federated Investors Tower
          ("Adviser")                   Pittsburgh, PA 15222-3779

          State Street Bank and Trust Company     P.O. Box 8600
          ("Custodian")                 Boston, MA 02266-8600


Item 31.  Management Services:  Not applicable

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.


          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, STOCK AND BOND FUND, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of December, 1995.


                          STOCK AND BOND FUND, INC.

               BY: /s/ J. Crilley Kelly
               J. Crilley Kelly, Assistant Secretary
               Attorney in Fact for John F. Donahue
               December 27, 1995



   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



   NAME                       TITLE                         DATE

By:/s/ J. Crilley Kelly
   J. Crilley Kelly         Attorney In Fact      December 27, 1995
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            President and Director
                            (Chief Executive Officer)


David M. Taylor*            Treasurer
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Director

John T. Conroy, Jr.*        Director

William J. Copeland*        Director

James E. Dowd*              Director

Lawrence D. Ellis, M.D.*    Director

Edward L. Flaherty, Jr.*    Director



Peter E. Madden*            Director

Gregor F. Meyer*            Director

John E. Murray, Jr.*        Director

Wesley W. Posvar*           Director

Marjorie P. Smuts*          Director